Deferred Tax Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

As at July 1	18,348,653	18,113,481	9,283,774
Recognised in profit or loss	(11,111,622)	235,172	8,829,707
As at June 30	7,237,031	18,348,653	18,113,481

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities at the end of each reporting period comprise the tax effects of:
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Excess of net carrying amount over tax written down value of plant and equipment	5,966,082	16,273,798	12,112,792
Unabsorbed capital allowances	(4,006,696)	(3,979,418)	(818,334)
Unabsorbed tax losses	(11,878)	-	-
Intangible asset	5,289,523	6,054,273	6,819,023
	7,237,031	18,348,653	18,113,481